Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	$ 23,526	$ 25,633	$ 23,863
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $271, $1,830, and $35, respectively	437	(2,948)	(58)
Revaluation of deferred tax assets due to change in tax rates	(697)	0	0
Reclassification adjustment for net losses (gains) included in net earnings, net of taxes of $67, $176, and $71, respectively	108	(284)	(114)
Other comprehensive losses	(152)	(3,232)	(172)
Comprehensive earnings	$ 23,374	$ 22,401	$ 23,691